Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Transactions With Related Parties	ransactions with related parties were as follows:

	Year Ended December 31,
	2018	2017	2016
Revenues:
Sales of CO2 to Sandhill Group, LLC (1)	$1,233	$2,820	$3,097
Revenues from services and fees to Poseidon Oil Pipeline Company, LLC (2)	12,557	12,357	10,844
Revenues from product sales to ANSAC	373,606	124,536	—

Expenses:
Amounts paid to our CEO in connection with the use of his aircraft	$660	$660	$660
Charges for products purchased from Poseidon Oil Pipeline Company, LLC (2)	994	986	1,007
Charges for services from ANSAC	5,284	2,242	—

(1)	We owned a 50% interest in Sandhill Group, LLC which was sold in the third quarter of 2018.

(2)	We own a 64% interest in Poseidon Oil Pipeline Company, LLC.
As of December 31, 2018 and 2017, our receivables from and payables to ANSAC were:

	December 31	December 31
	2018	2017
Receivables:
ANSAC	$60,594	$74,490
Payables:
ANSAC	$815	$1,223

ANSAC is considered a variable interest entity (VIE) as we do experience certain risks and rewards from our relationship with them. As we do not exercise control over ANSAC and are not considered its primary beneficiary, we do not consolidate ANSAC.